Significant Accounting Policies (Details 5) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Numerator:
Net income attributable to Fossil Group, Inc.	$ 376,707	$ 378,152	$ 343,401
Denominator:
Basic weighted average common shares outstanding	52,882,000	57,401,000	60,959,000
Basic EPS (in dollars per share)	$ 7.12	$ 6.59	$ 5.63
Diluted EPS computation:
Basic weighted average common shares outstanding	52,882,000	57,401,000	60,959,000
Stock options, stock appreciation rights and restricted stock units (in shares)	198,000	275,000	441,000
Diluted weighted average common shares outstanding	53,080,000	57,676,000	61,400,000
Diluted EPS (in dollars per share)	$ 7.10	$ 6.56	$ 5.59
Other EPS Disclosures
Shares issuable under stock-based awards not included in the diluted EPS calculation	318,448	274,944	316,638